UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund                                                                           as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.1%

Principal Amount (000’s omitted)	Security	Value
General Obligations — 8.5%
$15,175	California, 5.00%, 6/1/34	$15,664,849
12,500	California, 5.25%, 4/1/30	13,295,625
3,750	California, 5.25%, 4/1/34	3,953,737
13,250	California, 5.50%, 11/1/33	14,511,532
19,500	New York City, NY, 5.25%, 1/15/33	20,536,230
15,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	15,572,850
		$83,534,823
Hospital — 5.7%
8,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	8,066,480
11,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	11,208,120
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,230,721
2,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,852,614
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,551,625
6,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	6,551,044
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,757,222
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	4,069,923
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	5,727,325
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,785,855
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,601,050
		$56,401,979
Industrial Development Revenue — 2.0%
16,700	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	18,875,509
		$18,875,509

Insured-Electric Utilities — 16.4%
$13,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,910,650
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	7,508,418
9,000	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	9,082,170
7,740	Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	7,752,539
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,723,359
18,240	Nebraska, NE, Public Power District, (FGIC), 4.75%, 1/1/35	18,567,226
24,650	Omaha Public, NE, Power District, (FGIC), 4.25%, 2/1/35	23,405,914
10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), Variable Rate, 5.20%, 5/1/28	10,386,108
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	63,089,207
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,232,984
		$161,658,575
Insured-General Obligations — 23.4%
3,975	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	3,247,615
60,000	California, (XLCA), 5.00%, 10/1/28	61,779,000
15,530	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/30	4,739,290
41,300	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/21	19,960,290
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31	2,895,100
10,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	3,360,630
11,790	Frisco, TX, Independent School District, (MBIA), 4.00%, 7/15/36	10,518,331
13,180	Georgia, (MBIA), 2.00%, 9/1/24	9,120,428
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,188,398
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	23,970,619
4,580	Navasota, TX, Independent School District, (FGIC), 4.50%, 8/15/30	4,516,017
13,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	13,859,430
8,925	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	7,016,032
2,700	Pima County, AZ, (FSA), 3.50%, 7/1/19	2,471,391
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,404,455
21,300	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/25	8,495,079
21,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/26	7,987,785

$21,070	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/27	$7,596,367
21,510	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/28	7,378,145
		$230,504,402
Insured-Housing — 1.5%
14,170	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	14,615,221
		$14,615,221
Insured-Lease Revenue / Certificates of Participation — 5.7%
12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	12,223,658
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,948,753
		$56,172,411
Insured-Other Revenue — 3.4%
28,675	Golden Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	29,421,410
4,000	Golden Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	4,147,360
		$33,568,770
Insured-Private Education — 2.7%
14,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	16,109,800
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,580,700
		$26,690,500
Insured-Public Education — 6.0%
14,215	California State University, (FGIC), 4.75%, 5/15/37	14,394,678
9,750	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	9,657,570
8,000	University of California, (MBIA), 4.75%, 5/15/37	8,101,120
12,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	13,464,625
14,970	University of Vermont and State Agricultural College, (MBIA), 4.00%, 10/1/35	13,554,886
		$59,172,879
Insured-Sewer Revenue — 3.9%
13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	6,204,813
11,075	King County, WA, Sewer Revenue, (FGIC), 4.50%, 1/1/31	10,935,787
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,550,240
2,465	Passaic Valley, NJ, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	1,710,883
		$38,401,723

Insured-Special Tax Revenue — 6.3%
$10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	$9,992,500
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,955,657
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,402,700
17,200	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	17,354,456
6,050	Phoenix, AZ, Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	5,770,671
10,500	Reno, NV, Sales and Room Tax, (AMBAC), 5.125%, 6/1/37	10,885,665
		$62,361,649
Insured-Transportation — 43.7%
15,600	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	16,238,196
6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	6,146,400
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,177,900
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	6,752,060
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,971,072
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	8,314,600
5,240	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	5,190,115
20,450	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	18,472,281
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	35,404,857
9,985	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.125%, 1/1/37	10,316,302
20,000	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	20,962,600
10,070	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,465,743
3,100	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	1,070,337
16,500	New York Thruway Authority, (FSA), 4.75%, 1/1/30	16,873,725
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	14,211,969
6,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	6,322,615
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	26,133,061
3,370	Pima County, AZ, (MBIA), 3.50%, 7/1/19	3,097,637
15,795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	17,839,347

$75,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	$22,833,000
45,020	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	17,612,274
119,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/34	30,991,170
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	35,872,115
10,695	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	9,589,244
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	20,712,287
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	66,420,607
		$430,991,514
Insured-Utilities — 8.0%
5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	5,145,450
61,585	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	63,241,637
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,442,400
		$78,829,487
Insured-Water and Sewer — 7.8%
25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (1)	26,521,253
20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	21,665,841
8,675	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	8,722,539
925	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/29	930,300
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,868,220
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,860,905
		$76,569,058
Insured-Water Revenue — 2.6%
8,930	Albany, OR, Water, (FGIC), 5.00%, 8/1/33	9,292,558
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,384,778
1,000	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/31	988,780
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,209,950
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,248,700
700	Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37	714,588
		$25,839,354
Other Revenue — 5.1%
49,500	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/45	49,923,720
		$49,923,720

Special Tax Revenue — 1.5%
$4,600	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	$4,811,968
1,750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	1,813,980
2,405	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,545,957
5,110	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	5,384,203
		$14,556,108
Transportation — 4.9%
8,000	Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	8,312,480
39,960	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	40,330,030
		$48,642,510
Total Tax-Exempt Investments — 159.1% (identified cost $1,493,336,961)		$1,567,310,192
Other Assets, Less Liabilities — 1.0%		$10,298,799
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.1)%		$(592,566,163)
Net Assets Applicable to Common Shares — 100.0%		$985,042,828

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 82.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 25.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	3,870 U.S. Treasury Bond	Short	$(436,159,209)	$(441,905,625)	$(5,746,416)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,492,360,381
Gross unrealized appreciation	$75,622,397
Gross unrealized depreciation	(672,586)
Net unrealized appreciation	$74,949,811

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006